SHAREHOLDERS' DEFICIT - Summary of company's outstanding stock options (Parentheticals) (Details 1) - $ / shares	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Closing price of common stock	$ 0.0625	$ 0.0375